Other Non-Current Liabilities (Details) R in Millions	Jun. 30, 2022 ZAR (R) kg	Jun. 30, 2021 ZAR (R) kg
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Gold Reserves in Life of Mine Plan Sibanye Beatrix Royalty | kg	1,820	2,068
Sibanye Beatrix ground swap royalty1	R 18	R 19
Non-current lease liabilities	245	154
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	R 268	R 178